SUBSEQUENT EVENTS (Details Textual) (USD $)	1 Months Ended					12 Months Ended			1 Months Ended
	Sep. 12, 2013	Jul. 08, 2013	Aug. 31, 2011	Jan. 31, 2011	Oct. 13, 2010	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 26, 2015
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period						0	10,000	1,500
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	2 years	4 years	4 years	3 years	3 years		4 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price						$ 0.75	$ 3.38	$ 0
Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period									77,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									4 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price									$ 8.35